UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/14

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
October 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.4%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (LOC;
National Rural Utilities
Cooperative Finance
Corporation)	0.20	11/7/14	15,000,000	a	15,000,000
Eutaw Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.07	11/3/14	5,800,000	a	5,800,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.07	11/7/14	14,000,000	a	14,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.05	11/7/14	15,000,000	a	15,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.05	11/7/14	20,000,000	a	20,000,000

Arizona--2.5%
Arizona Health Facilities
Authority, Revenue, Refunding
(Phoenix Children's Hospital)
(P-FLOATS Series MT-836)

(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.25	11/7/14	10,495,000	a,b,c	10,495,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1086) (Phoenix
Industrial Development
Authority, LR (Rowan
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.12	11/7/14	37,220,000	a,b,c	37,220,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.05	11/7/14	4,500,000	a	4,500,000

California--1.0%
Sacramento City Financing
Authority, Revenue, Refunding
(Master Lease Program
Facilities) (P-FLOATS Series
PT-4698) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.16	11/7/14	20,835,000	a,b,c	20,835,000

Colorado--5.1%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (The Nature
Conservancy Project)	0.05	11/7/14	15,800,000	a	15,800,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.08	11/7/14	10,000,000	a	10,000,000

Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.05	11/7/14	35,000,000	a	35,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.07	11/7/14	45,000,000	a	45,000,000

Delaware--2.6%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.03	11/7/14	55,000,000	a	55,000,000

District of Columbia--1.4%
District of Columbia,
Revenue (American Legacy
Foundation Issue)	0.04	11/7/14	22,000,000	a	22,000,000
District of Columbia Water and
Sewer Authority, Public
Utility Subordinated Lien
Revenue (Eagle Series
2013-0012) (Liquidity
Facility; Citibank NA)	0.07	11/7/14	7,000,000 a,b,c		7,000,000

Florida--2.5%
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.10	12/9/14	24,000,000		24,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.06	11/12/14	10,000,000		10,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank
NA)	0.06	11/13/14	10,000,000		10,000,000
Sunshine State Governmental

Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.12	1/7/15	7,000,000		7,000,000

Georgia--2.5%
Cobb County Hospital Authority,
RAC (Equipment Pool Project)
(LOC; Wells Fargo Bank)	0.05	11/7/14	11,300,000	a	11,300,000
Fayette County Hospital Authority,
RAC (Fayette Community
Hospital Project) (LOC; FHLB)	0.05	11/7/14	1,900,000	a	1,900,000
Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.08	11/7/14	4,985,000	a	4,985,000
Monroe County Development
Authority, PCR (Oglethorpe
Power Corporation Scherer
Project) (LOC; Bank of
Montreal)	0.06	11/7/14	15,000,000	a	15,000,000
Private Colleges and Universities
Authority, Revenue (Emory
University)	0.05	11/7/14	19,550,000	a	19,550,000

Illinois--.5%
Illinois Educational Facilities
Authority, Revenue (Saint
Xavier University Project)
(LOC; Bank of America)	0.06	11/7/14	7,705,000	a	7,705,000
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity
Facility; Northern Trust
Company)	0.07	11/7/14	3,720,000	a	3,720,000

Indiana--1.8%
Hamilton Southeastern Consolidated
School Building Corporation,
BAN	0.32	5/27/15	12,660,000		12,660,000
Indiana Bond Bank,
Advance Funding Program Notes
(Liquidity Facility; JPMorgan
Chase Bank)	1.25	1/6/15	10,000,000		10,018,019
Indiana Transportation Finance
Authority, Highway Revenue,
Refunding	5.50	12/1/14	5,000,000		5,022,051
Indianapolis Public Schools
Multi-School Building
Corporation, Unlimited Ad
Valorem Property Tax First
Mortgage Revenue, Refunding	1.00	1/15/15	4,870,000		4,878,516
Indianapolis Public Schools
Multi-School Building
Corporation, Unlimited Ad
Valorem Property Tax First
Mortgage Revenue, Refunding	2.00	7/15/15	5,430,000		5,498,438

Kansas--.7%
Wichita,
GO Temporary Notes	0.25	10/15/15	15,000,000		15,004,147

Louisiana--1.7%
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.05	11/7/14	13,100,000	a	13,100,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.05	11/7/14	13,875,000	a	13,875,000
Port of New Orleans Board of
Commissioners, Subordinate
Lien Revenue, Refunding (LOC;

FHLB)	0.05	11/7/14	8,510,000	a	8,510,000

Maine--1.9%
Maine Health and Higher
Educational Facilities
Authority, Revenue (Maine
Medical Center) (LOC; JPMorgan
Chase Bank)	0.06	11/7/14	40,000,000	a	40,000,000

Maryland--1.9%
Frederick County,
Revenue (Homewood at
Frederick, Maryland Inc.
Facility) (LOC; M&T Trust)	0.04	11/7/14	11,800,000	a	11,800,000
Maryland Department of
Transportation, Consolidated
Transportation Revenue,
Refunding	5.00	5/1/15	5,545,000		5,679,243
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T
Trust)	0.10	11/7/14	6,245,000	a	6,245,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking
Corporation)	0.05	11/7/14	15,900,000	a	15,900,000

Massachusetts--5.2%
Massachusetts,
GO Notes, RAN	1.50	5/28/15	50,000,000		50,397,367
Massachusetts,
Special Obligation Notes,
Refunding (Federal Highway
Grant Anticipation Note
Program)	5.00	12/15/14	5,900,000		5,934,295

Massachusetts Bay Transportation
Authority, General
Transportation System Revenue
(Liquidity Facility; Barclays
Bank PLC)	0.05	11/7/14	16,300,000	a	16,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.08	11/3/14	3,800,000	a	3,800,000
Massachusetts School Building
Authority, Subordinated
Dedicated Sales Tax BAN	5.00	7/16/15	13,000,000		13,446,217
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.08	11/7/14	18,560,000	a	18,560,000

Michigan--2.7%
Board of Trustees of the Michigan
State University, CP	0.07	11/18/14	23,220,000		23,220,000
Michigan Housing Development
Authority, SFMR (Liquidity
Facility; FHLB)	0.05	11/7/14	20,000,000	a	20,000,000
RBC Municipal Products Inc. Trust
(Series E-49) (Michigan
Finance Authority, HR (CHE
Trinity Health Credit Group))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.05	11/7/14	12,000,000	a,b,c	12,000,000

Minnesota--5.2%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1214) (Saint Paul
Housing and Redevelopment
Authority, District Cooling

Revenue, Refunding) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.13	11/7/14	10,025,000	a,b,c	10,025,000
Hennepin County,
GO Notes (Liquidity Facility;
U.S. Bank NA)	0.05	11/7/14	25,000,000	a	25,000,000
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO Notes,
GAN	2.00	3/1/15	20,000,000		20,127,006
RBC Municipal Products Inc. Trust
(Series E-19) (Minneapolis,
Health Care System Revenue
(Fairview Health Services))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.05	11/7/14	20,600,000	a,b,c	20,600,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.10	11/4/14	24,000,000		24,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.08	12/16/14	9,000,000		9,000,000

Mississippi--3.5%
Mississippi,
GO Notes, Refunding	5.50	12/1/14	10,000,000		10,044,011
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.07	11/3/14	8,300,000	a	8,300,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.07	11/3/14	5,000,000	a	5,000,000

Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.07	11/3/14	40,335,000	a	40,335,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.05	11/7/14	10,000,000	a	10,000,000

Missouri--1.1%
Missouri Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Health Group)	0.04	11/7/14	7,100,000	a	7,100,000
Saint Louis County,
Special Obligation Notes,
(General Fund Tax Anticipation)	1.00	4/1/15	15,000,000		15,054,088

Nebraska--6.2%
Lancaster County School District
0001, GO Notes (School Bonds)	5.00	1/15/15	6,090,000		6,150,078
Lincoln,
Electric System Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.07	12/9/14	30,000,000		30,000,000
Nebraska Investment Finance
Authority, SFHR (Liquidity
Facility; FHLB)	0.04	11/7/14	16,400,000	a	16,400,000
Public Power Generation Agency of
Nebraska, Revenue (Whelan
Energy Center Unit Number 2)
(Eagle Series 2013-0007)
(Liquidity Facility; Citibank
NA and LOC; Berkshire Hathaway
Assurance Corporation)	0.07	11/7/14	75,470,000	a,b,c	75,470,000

Nevada--.0%

Nevada,
GO Notes, Refunding (Capital
Improvement)	5.00	6/1/15	675,000		693,537

New Hampshire--5.1%
Merrimack County,
GO Notes, TAN	0.50	12/30/14	18,000,000		18,007,194
Merrimack County,
GO Notes, TAN	1.00	12/30/14	13,000,000		13,015,791
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.12	11/3/14	26,750,000	a	26,750,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.11	11/3/14	12,000,000	a	12,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.12	11/3/14	36,000,000	a	36,000,000

New Jersey--.5%
Toms River Township,
GO Notes, TAN	1.00	2/26/15	10,000,000		10,022,879

New York--5.6%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1152) (TSASC,
Inc., Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility: Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	11/7/14	8,000,000	a,b,c	8,000,000
Dutchess County Industrial

Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.10	11/7/14	7,545,000	a	7,545,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
at Brookmeade Project) (LOC;
M&T Trust)	0.10	11/7/14	8,845,000	a	8,845,000
New York City,
GO Notes (LOC; Bank of
Tokyo-Mitsubishi UFJ)	0.05	11/7/14	15,000,000	a	15,000,000
New York City,
GO Notes (LOC; Sumitomo Mitsui
Banking Corporation)	0.05	11/7/14	11,000,000	a	11,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Barclays Bank PLC)	0.04	11/7/14	26,900,000	a	26,900,000
New York State Housing Finance
Agency, Housing Revenue (2180
Broadway Housing Project)
(LOC; Wells Fargo Bank)	0.04	11/7/14	5,200,000	a	5,200,000
Sachem Central School District,
GO Notes, TAN	1.00	6/26/15	18,000,000		18,091,102
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.15	11/7/14	8,670,000	a	8,670,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.08	11/3/14	8,100,000	a	8,100,000

North Carolina--1.1%
Guilford County,
GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.05	11/7/14	11,600,000	a	11,600,000
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	0.11	12/11/14	11,801,000		11,801,000

Ohio--.4%
Akron,
Income Tax Revenue, BAN
(Various Purpose)	1.00	11/12/14	6,180,000		6,181,356
Lucas County,
GO Notes (Various Purpose
Improvement)	1.00	7/14/15	2,450,000		2,464,177

Oklahoma--.4%
Oklahoma Housing Finance Agency,
Collateralized Revenue Bonds
(Wesley Village Retirement
Community)	0.35	2/1/15	5,000,000		5,000,000
Oklahoma Water Resource Board,
Revenue (Liquidity Facility;
State Street Bank and Trust
Co.)	0.25	3/2/15	2,480,000		2,480,000

Pennsylvania--6.2%
Adams County Industrial
Development Authority, Revenue
(The Brethren Home Community
Project) (LOC; PNC Bank NA)	0.04	11/7/14	2,800,000	a	2,800,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.

Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	11/7/14	31,750,000	a,b,c	31,750,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.10	11/7/14	9,725,000	a	9,725,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.10	11/7/14	2,990,000	a	2,990,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Trust)	0.10	11/7/14	14,925,000	a	14,925,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.10	11/7/14	15,895,000	a	15,895,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.05	11/7/14	30,870,000	a	30,870,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Trust)	0.10	11/7/14	7,640,000	a	7,640,000
Ridley School District,
GO Notes (LOC; TD Bank)	0.05	11/7/14	2,500,000	a	2,500,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.07	11/18/14	5,000,000		5,000,000
University of Pittsburgh of the
Commonwealth System of Higher

Education, CP	0.07	11/18/14	3,650,000		3,650,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Trust)	0.10	11/7/14	1,255,000	a	1,255,000

South Carolina--1.5%
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.00	12/1/14	3,795,000		3,810,156
Richland County,
GO Notes	2.00	3/1/15	7,155,000		7,199,898
South Carolina Jobs-Economic
Development Authority, HR
(Oconee Memorial Hospital,
Inc. Project) (LOC; Wells
Fargo Bank)	0.06	11/7/14	19,925,000	a	19,925,000

Tennessee--6.6%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.04	11/7/14	3,045,000	a	3,045,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.04	11/7/14	9,320,000	a	9,320,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.04	11/7/14	8,315,000	a	8,315,000

Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.04	11/7/14	2,000,000	a	2,000,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.07	11/6/14	10,000,000		10,000,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.06	11/18/14	13,000,000		13,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.06	11/4/14	7,000,000		7,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.09	11/19/14	10,000,000		10,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Banking
Corporation)	0.08	1/14/15	25,000,000		25,000,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.08	11/3/14	13,790,000	a	13,790,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.06	11/7/14	6,405,000	a	6,405,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue

(LOC; FHLB)	0.06	11/7/14	5,030,000	a	5,030,000
Shelby County Health Educational
and Housing Facility Board,
Educational Facilities Revenue
(Rhodes College) (LOC; Wells
Fargo Bank)	0.05	11/7/14	7,245,000	a	7,245,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.10	2/11/15	15,600,000		15,600,000

Texas--9.3%
Austin,
Utility System Revenue, CP
(LOC; Bank of Tokyo-Mitsubishi
UFJ)	0.06	11/4/14	16,000,000		16,000,000
Dallas,
CP (Liquidity Facility; Wells
Fargo Bank)	0.08	12/2/14	13,110,000		13,110,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.12	11/20/14	10,000,000		10,000,000
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.11	1/16/15	5,000,000		5,000,000
Garland,
Water and Sewer System
Revenue, Refunding	4.00	3/1/15	2,230,000		2,258,396
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.07	11/7/14	3,655,000	a	3,655,000

Harris County Cultural Education
Facilities Finance
Corporation, HR, Refunding
(Memorial Hermann Health
System)	0.03	11/7/14	20,000,000	a	20,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Medical
Facilities Mortgage Revenue,
Refunding (Baylor College of
Medicine) (LOC; Barclays Bank
PLC)	0.04	11/7/14	13,800,000	a	13,800,000
Lubbock Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; Bank of America and
LOC; Permanent School Fund
Guarantee Program)	0.06	11/7/14	4,300,000	a	4,300,000
RBC Municipal Products Inc. Trust
(Series E-27) (Harris County
Health Facilities Development
Corporation, HR, Refunding
(Memorial Hermann Healthcare
System)) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.05	11/7/14	15,000,000	a,b,c	15,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern Trust
Company)	0.05	11/7/14	40,500,000	a	40,500,000
San Antonio,
Gas and Electric Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.08	1/9/15	13,500,000		13,500,000
Sherman Independent School

District, Unlimited Tax Bonds,
Refunding (LOC; Permanent
School Fund Guarantee Program)	1.00	2/15/15	2,200,000		2,205,411
University of Texas System Board
of Regents, Financing System
Revenue, Refunding	0.05	11/7/14	10,600,000	a	10,600,000
University of Texas,
University Revenue, CP	0.09	1/8/15	20,350,000		20,350,000

Utah--3.1%
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.10	2/10/15	34,000,000		34,000,000
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.03	11/7/14	100,000	a	100,000
Utah County,
HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; U.S. Bank
NA)	0.05	11/7/14	18,600,000	a	18,600,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.07	11/7/14	6,400,000	a	6,400,000
Utah State Board of Regents,
Student Loan Revenue	4.00	11/1/14	5,200,000		5,201,078

Vermont--.2%
Vermont Educational and Health
Buildings Financing Agency, HR
(Northeastern Vermont Regional
Hospital Project) (LOC; TD
Bank)	0.08	11/3/14	3,500,000	a	3,500,000

Virginia--.6%

Harrisonburg Industrial
Development Authority,
Revenue, Refunding (Virginia
Mennonite Retirement
Community) (LOC; Branch
Banking and Trust Co.)	0.04	11/7/14	6,860,000	a	6,860,000
Norfolk,
GO Notes (Capital Improvement)	4.00	10/1/15	5,390,000		5,579,517

Washington--.7%
Washington,
Various Purpose GO, Refunding
(P-FLOATS Series PT-4658)
(Liquidity Facility; Bank of
America)	0.06	11/7/14	7,250,000	a,b,c	7,250,000
Washington Housing Finance
Commission, MFHR (Reserve at
Renton Apartments Project)
(LOC; FHLB)	0.06	11/7/14	8,000,000	a	8,000,000

Wisconsin--5.2%
Milwaukee,
GO Promissory Notes	5.00	5/15/15	3,480,000		3,571,064
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.05	11/7/14	5,385,000	a	5,385,000
Oneida Tribe of Indians of
Wisconsin, Health Facilities
Revenue (LOC; Bank of America)	0.10	11/7/14	11,090,000	a	11,090,000
Racine,
Note Anticipation Notes	2.00	8/12/15	2,500,000		2,506,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group) (Eclipse Funding

Trust, Series 0029) (Liquidity
Facility; U.S. Bank NA and
LOC; U.S. Bank NA)	0.05	11/7/14	22,750,000 a,b,c		22,750,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.08	11/7/14	8,550,000	a	8,550,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.14	1/7/15	29,000,000		29,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.13	4/2/15	26,000,000		26,000,000

Total Investments (cost $2,075,937,032)			99.9%		2,075,937,032
Cash and Receivables (Net)			.1%		1,678,450
Net Assets			100.0%		2,077,615,482

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, these securities amounted to $278,395,000 or 13.4% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,075,937,032
Level 3 - Significant Unobservable Inputs	-
Total	2,075,937,032

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
October 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.8%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (California Alumni
Association Project) (LOC;
Bank of America)	0.07	11/7/14	4,000,000	a	4,000,000
Alameda County Industrial
Development Authority,
Recovery Zone Facility Revenue
(Dale Hardware, Inc. Project)
(LOC; Comerica Bank)	0.06	11/7/14	2,395,000	a	2,395,000
Alameda County Industrial
Development Authority, Revenue
(Santini Foods, Inc. Project)
(LOC; Comerica Bank)	0.06	11/7/14	2,900,000	a	2,900,000
Branch Banking and Trust Co.
Municipal Trust (Series 2000)
(California, GO Notes,
Refunding) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.09	11/7/14	11,000,000 a,b,c		11,000,000
California,
GO Notes (LOC; Bank of America)	0.05	11/7/14	10,000,000	a	10,000,000
California Community College
Financing Authority, Tax and
Revenue Anticipation Note
Program (Note Participations)	2.00	12/31/14	3,700,000		3,711,198
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility; Bank of
Montreal)	0.08	11/12/14	16,885,000		16,885,000
California Enterprise Development

Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.08	11/7/14	8,590,000	a	8,590,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.05	11/7/14	15,000,000	a	15,000,000
California Health Facilities
Financing Authority, Revenue,
CP (Kaiser Permanente)	0.10	2/9/15	28,200,000		28,200,000
California Infrastructure and
Economic Development Bank,
Revenue (Goodwill Industries
of Orange County, California)
(LOC; Wells Fargo Bank)	0.11	11/7/14	1,285,000	a	1,285,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
JPMorgan Chase Bank)	0.08	11/1/14	2,290,000	a	2,290,000
California Infrastructure and
Economic Development Bank,
Revenue (SRI International)
(LOC; Wells Fargo Bank)	0.06	11/7/14	2,435,000	a	2,435,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Pacific
Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank
Corporation)	0.05	11/1/14	47,435,000	a	47,435,000
California Municipal Finance
Authority, Recovery Zone
Facility Revenue (Chevron
U.S.A. Inc. Project)	0.05	11/1/14	15,220,000	a	15,220,000
California Municipal Finance
Authority, Revenue (Notre Dame
High School, San Jose) (LOC;
Comerica Bank)	0.06	11/7/14	1,050,000	a	1,050,000

California Pollution Control
Financing Authority, SWDR (Big
Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.05	11/7/14	2,215,000	a	2,215,000
California Pollution Control
Financing Authority, SWDR
(Crown Disposal Company, Inc.
Project) (LOC; Union Bank NA)	0.05	11/7/14	2,825,000	a	2,825,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank NA)	0.05	11/7/14	8,130,000	a	8,130,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.06	11/7/14	2,345,000	a	2,345,000
California Pollution Control
Financing Authority, SWDR
(South Bay Recycling Project)
(LOC; Union Bank NA)	0.05	11/7/14	2,050,000	a	2,050,000
California Pollution Control
Financing Authority, SWDR,
Refunding (BLT Enterprises of
Fremont LLC Project) (LOC;
Union Bank NA)	0.05	11/7/14	8,470,000	a	8,470,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Union Bank NA)	0.05	11/7/14	2,345,000	a	2,345,000
California Statewide Communities
Development Authority, MFHR
(Foxwood Apartments Project)
(LOC; Wells Fargo Bank)	0.09	11/7/14	4,150,000	a	4,150,000
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.11	11/7/14	1,555,000	a	1,555,000

California Statewide Communities
Development Authority, Revenue
(John Muir Health) (LOC; Wells
Fargo Bank)	0.05	11/1/14	14,335,000	a	14,335,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.06	11/7/14	20,000,000	a	20,000,000
California Statewide Communities
Development Authority, Revenue
(Metropolitan Area Advisory
Committee Project) (LOC; Bank
of America)	0.13	11/7/14	3,190,000	a	3,190,000
California Statewide Communities
Development Authority, Revenue
(Trinity Children and Family
Services Project) (LOC;
California State Teachers
Retirement System)	0.31	11/7/14	4,100,000	a	4,100,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-561) (Azusa Public
Financing Authority, Parity
Revenue (Water System Capital
Improvements Program)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.16	11/7/14	5,070,000	a,b,c	5,070,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1013) (Fontana
Public Financing Authority,
Tax Allocation Revenue (North
Fontana Redevelopment
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.20	11/7/14	5,200,000	a,b,c	5,200,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1083) (California
Health Facilities Financing
Authority, Revenue (Catholic

Healthcare West)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	11/7/14	6,000,000	a,b,c	6,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1363) (Elk Grove
Finance Authority, Special Tax
Revenue) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.16	11/7/14	4,975,000	a,b,c	4,975,000
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Revenue
(Eagle Series 2013-0013)
(Liquidity Facility; Citibank
NA)	0.09	11/7/14	9,900,000	a,b,c	9,900,000
Hillsborough,
COP (Water and Sewer Systems
Projects) (Liquidity Facility;
JPMorgan Chase Bank)	0.11	11/7/14	5,700,000	a	5,700,000
Imperial Community College
District, Revenue, TRAN	2.00	2/27/15	3,100,000		3,117,886
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
School and Community College
Districts)	2.00	12/31/14	5,700,000		5,717,419
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
School and Community College
Districts)	2.00	12/31/14	9,875,000		9,905,029
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
School and Community College

Districts)	1.50	6/1/15	3,225,000		3,250,488
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
School and Community College
Districts)	1.50	6/30/15	1,000,000		1,008,724
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility;
Royal Bank of Canada)	0.05	11/1/14	30,700,000	a	30,700,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	0.06	11/1/14	11,435,000	a	11,435,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.06	11/1/14	9,600,000	a	9,600,000
Monterey Peninsula Water
Management District, COP
(Wastewater Reclamation
Project) (LOC; Wells Fargo
Bank)	0.05	11/7/14	4,676,000	a	4,676,000
Orange County,
Apartment Development Revenue,
Refunding (Villa La Paz Issue)
(LOC; FNMA)	0.05	11/7/14	3,550,000	a	3,550,000
Pittsburg Public Financing
Authority, Water Revenue,
Refunding (LOC; Bank of the
West)	0.06	11/7/14	500,000	a	500,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation

Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.06	11/1/14	37,815,000	a	37,815,000
Ravenswood City School District,
GO Notes, TRAN	1.00	3/4/15	1,500,000		1,503,776
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.05	11/7/14	8,000,000	a	8,000,000
San Bernardino County,
MFHR, Refunding (Rosewood
Apartments) (LOC; FNMA)	0.10	11/7/14	2,725,000	a	2,725,000
San Bernardino County,
MFHR, Refunding (Somerset
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	0.10	11/7/14	2,695,000	a	2,695,000
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	0.06	11/7/14	400,000	a	400,000
San Diego County,
COP (Museum of Contemporary
Art San Diego) (LOC; Northern
Trust Company)	0.05	11/7/14	1,050,000	a	1,050,000
San Diego County,
COP (San Diego Museum of Art)
(LOC; Wells Fargo Bank)	0.08	11/7/14	300,000	a	300,000
San Diego County Regional
Transportation Commission,
Sales Tax Revenue, CP (LOC;
Union Bank NA)	0.07	11/13/14	12,260,000		12,260,000
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 4, Revenue (Mission Bay
North Public Improvements)

(LOC; Bank of America)	0.05	11/7/14	16,165,000	a	16,165,000
San Jose Redevelopment Agency,
CP (Merged Area Redevelopment
Projec) (LOC; JPMorgan Chase
Bank)	0.13	4/10/15	14,000,000		14,000,000
Santa Clara County Financing
Authority, LR, Refunding
(Multiple Facilities Projects)
(LOC; Bank of America)	0.04	11/7/14	9,700,000	a	9,700,000
Sulphur Springs Union School
District, GO Notes, BAN	3.00	1/1/15	3,500,000		3,516,438
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bank NA)	0.06	11/1/14	4,660,000	a	4,660,000
Tracy,
MFHR, Refunding (Sycamore
Village Apartments) (LOC;
FHLMC)	0.05	11/7/14	9,600,000	a	9,600,000
Yolo County,
MFHR (Primero Grove Student
Apartments Project) (LOC;
California State Teachers
Retirement System)	0.13	11/7/14	875,000	a	875,000

Total Investments (cost $493,676,958)			99.8%		493,676,958
Cash and Receivables (Net)			.2%		888,760
Net Assets			100.0%		494,565,718

a Variable rate demand note - rate shown is the interest rate in effect at October 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, these securities amounted to $42,145,000 or 8.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	493,676,958
Level 3 - Significant Unobservable Inputs	-
Total	493,676,958

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management Fund
October 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--103.4%	Rate (%)	Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Wells Fargo
Bank)	0.05	11/7/14	1,900,000	a	1,900,000
Amherst,
GO Notes, BAN	1.00	11/13/14	1,000,000		1,000,273
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Trust)	0.10	11/7/14	3,160,000	a	3,160,000
Columbia County,
GO Notes, BAN	1.25	5/7/15	1,931,900		1,939,296
Deutsche Bank Spears/Lifers Trust
(Series DBE-1152) (TSASC,
Inc., Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility: Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.15	11/7/14	5,000,000 a,b,c		5,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.10	11/7/14	3,200,000	a	3,200,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Paul Smith's
College Project) (LOC; U.S.
Bank NA)	0.06	11/7/14	720,000	a	720,000
Franklin County Industrial

Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.18	11/7/14	1,275,000	a	1,275,000
Gloversville City School District,
GO Notes, BAN	1.50	1/16/15	1,000,000		1,002,113
Gowanda Central School District,
GO Notes, BAN	1.00	6/16/15	1,400,000		1,404,933
Greenport Union Free School
District, GO Notes, TAN	1.00	6/26/15	1,000,000		1,003,956
Liverpool Central School District,
GO Notes, RAN	1.00	7/8/15	1,100,000		1,104,479
Monroe County Industrial
Development Agency, Civic
Facility Revenue (The Glen at
Cherry Ridge, LLC Project)
(LOC; HSBC Bank USA)	0.07	11/7/14	6,600,000	a	6,600,000
Nassau County Industrial
Development Agency, Civic
Facility Improvement Revenue,
Refunding (Cold Spring Harbor
Laboratory Project) (Liquidity
Facility; TD Bank)	0.07	11/3/14	2,750,000	a	2,750,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.07	11/7/14	1,000,000	a	1,000,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.05	11/7/14	2,400,000	a	2,400,000
New York City,
GO Notes (LOC; Citibank NA)	0.05	11/7/14	2,000,000	a	2,000,000
New York City,
GO Notes (LOC; Mizuho Bank,
Ltd.)	0.07	11/3/14	800,000	a	800,000
New York City,
GO Notes (LOC; Union Bank NA)	0.05	11/7/14	1,800,000	a	1,800,000
New York City Capital Resource

Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc. Project) (LOC; Bank of
America)	0.13	11/7/14	1,820,000	a	1,820,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Brooklyn
United Methodist Church Home
Project) (LOC; TD Bank)	0.05	11/7/14	450,000	a	450,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Children's
Oncology Society of New York,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.05	11/7/14	1,800,000	a	1,800,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.10	11/7/14	2,400,000	a	2,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.12	11/7/14	2,800,000	a	2,800,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Royal
Bank of Canada)	0.05	11/7/14	4,100,000	a	4,100,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.07	11/3/14	1,200,000	a	1,200,000
New York Convention Center

Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Eagle Series
2014-0044) (LOC; Berkshire
Hathaway Assurance Corp. and
Liquidity Facility; Citibank
NA)	0.06	11/7/14	3,000,000	a,b,c	3,000,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project - Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.08	11/7/14	1,035,000	a	1,035,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project - Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.08	11/7/14	180,000	a	180,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.08	11/7/14	585,000	a	585,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.08	11/7/14	515,000	a	515,000
New York State Dormitory
Authority, Revenue (Le Moyne
College) (LOC; TD Bank)	0.05	11/7/14	1,500,000	a	1,500,000
New York State Housing Finance
Agency, Housing Revenue (20
River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	0.05	11/7/14	3,000,000	a	3,000,000
New York State Housing Finance
Agency, Housing Revenue (20
River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	0.05	11/7/14	1,400,000	a	1,400,000

New York State Housing Finance
Agency, Housing Revenue (505
West 37th Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.08	11/3/14	7,800,000	a	7,800,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.08	11/7/14	6,235,000	a	6,235,000
Niagara County,
GO Notes, BAN	1.00	5/13/15	1,200,000		1,204,181
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T
Trust)	0.10	11/7/14	200,000	a	200,000
Port Authority of New York and New
Jersey, Equipment Notes	0.10	11/7/14	2,800,000	a	2,800,000
Port Chester,
GO Notes, BAN	1.00	2/25/15	1,215,000		1,217,383
Port Jefferson Union Free School
District, GO Notes, TAN	1.00	6/26/15	1,300,000		1,305,726
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.05	11/7/14	1,500,000	a	1,500,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.05	11/7/14	500,000	a	500,000
Riverhead Industrial Development
Authority, Civic Facility
Revenue (Central Suffolk
Hospital Project) (LOC; M&T

Trust)	0.08	11/7/14	1,280,000	a	1,280,000
Saratoga County Capital Resource
Corporation, Revenue (The
Saratoga Hospital Project)
(LOC; HSBC Bank USA)	0.05	11/7/14	1,400,000	a	1,400,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; HSBC Bank USA)	0.05	11/7/14	1,065,000	a	1,065,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	11/7/14	5,400,000	a	5,400,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; State Street Bank and
Trust Co.)	0.04	11/7/14	6,085,000	a	6,085,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.08	11/3/14	3,400,000	a	3,400,000
Victor,
GO Notes, BAN	0.63	12/18/14	1,000,000		1,000,352
Wallkill,
GO Notes, BAN	1.25	1/16/15	1,000,000		1,001,303
Watertown,
GO Notes, BAN	1.00	4/23/15	1,000,000		1,002,120

Total Investments (cost $110,241,115)			103.4%		110,241,115
Liabilities, Less Cash and Receivables			(3.4%)		(3,615,155)
Net Assets			100.0%		106,625,960

a Variable rate demand note - rate shown is the interest rate in effect at October 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, these securities amounted to $8,000,000 or 7.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts

SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	110,241,115
Level 3 - Significant Unobservable Inputs	-
Total	110,241,115

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)